Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Assumptions Used to Value the Warrants	The assumptions used to value the warrants were as follows:
As of issue date (Jan 2, 2024)
Share price	$140
Exercise price	$298.69
Interest rate	3.93%
Time to maturity	5 years
Volatility	59%

Schedule of Warrant Activity

A summary of warrants activity for the December 31, 2025 was as follows:

	Number of warrants	Weighted average exercise price per share	Weighted average life Years	Expiration dates
		US$ per share
Balance of warrants outstanding as of December 31, 2024	12,053	298.69	5	January 2,2029
Balance of warrants outstanding and exercisable as of December 31, 2025	12,053	298.69	5	January 2,2029